Risk Report - Asset Quality - Collateral obtained during the reporting periods (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Collateral Obtained [Abstract]
Commercial real estate		€ 8	€ 7
Residential real estate	[1]	46	57
Other		0	0
Total collateral obtained during the reporting period		€ 55	€ 64

[1]	Carrying amount of foreclosed residential real estate properties amounted to EUR51million as of December 31, 2019 and EUR62million as of December 31, 2018.